Summary of Significant Principal Accounting Policies	12 Months Ended
Dec. 31, 2020
Summary of Significant Principal Accounting Policies
Summary of Significant Principal Accounting Policies

2. Summary of Significant Principal Accounting Policies

(a) Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE. All transactions and balances among the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, inventory write-down, fair value measurement and impairment of investments, realization of deferred tax assets, assessment for useful life and impairment of long-lived assets and allowance for credit loss.

(d) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.
●	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group’s short-term financial instruments include cash and cash equivalents, restricted cash, short-term investments, receivables, payables, other current assets, amounts due from related parties, other current liabilities, amounts due to related parties and short-term loan. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments. The carrying amounts of the long-term time deposits and long-term bank borrowings approximate their fair values as the interest rates are comparable to the prevailing interest rates in the market. The fair value of the convertible senior notes is determined based on the bid price provided by the financial institution of the Group's convertible senior notes. The fair value of convertible senior notes with the carrying amount of RMB1,762,847 is estimated to be approximately RMB1,424,081 as of December 31, 2020.

The Group measures equity method investments at fair value on a nonrecurring basis when they are deemed to be impaired. The fair values of these investments are determined based on valuation techniques using the best information available. An impairment charge to these investments is recorded when the carry amount of an investment exceeds its fair value and this condition is determined to be other-than-temporary. During the years ended December 31, 2018, 2019 and 2020, no impairment of equity method investments was recorded.

Upon the adoption of ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10) on January 1, 2018, the Group elected to measure equity investments that were accounted for under the cost method prior to the adoption and do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. Certain of such equity investments were measured at fair value due to the recognition of impairment losses during the years ended December 31, 2018, 2019 and 2020.

(e) Concentration and risks

Concentration of customers and suppliers

The following customer accounted for 10% or more of net revenue for the years ended December 31, 2018, 2019 and 2020:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
A	637,963	879,220	1,275,875

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
A	397,999	533,687

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2018, 2019 and 2020:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
B	1,300,297	1,775,444	1,813,669

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, amounts due from related parties and long-term time deposits. As of December 31, 2019 and 2020, all of the Group’s cash and cash equivalents, restricted cash, short-term investments and long-term time deposits were held by major financial institutions located in the PRC, Hong Kong, Japan and Taiwan which management believes are of high credit quality. Accounts receivable and amounts due from related parties are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Foreign Currency Risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group had aggregated amounts of RMB1,105,803 and RMB2,897,766 of cash and cash equivalents, restricted cash and short-term investments denominated in RMB as of December 31, 2019 and 2020, respectively.

(f) Foreign currency translation

The Group’s reporting currency is RMB. The functional currency of the Company is the United States dollar (“US$”). The functional currency of the Group’s entities incorporated in Hong Kong is Hong Kong dollars (“HK$”). The functional currency of the Group’s subsidiaries in PRC is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of changes in shareholders’ equity and consolidated statements of comprehensive income.

(g) Convenience translation

The Group's business is primarily conducted in PRC and almost all of its revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2020 are solely for the convenience of the readers outside PRC and were calculated at the rate of US$1.00=RMB6.525 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2020, or at any other rate.

(h) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with an original maturity of less than three months.

(i) Restricted cash

Restricted cash consist primarily of (i) minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Group’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Group (ii) deposit required by its business partners and (iii) security for issuance of commercial acceptance notes mainly relating to purchase of inventories. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets. All restricted cash is held by major financial institutions in segregated accounts.

(j) Short-term investments

Short-term investments primarily comprise of time deposits with maturities between three months and one year.

(k) Accounts receivable, net

Accounts receivable represents amounts due from customers and are recorded net of allowance for credit losses. On January 1, 2020, the Group adopted Accounting Standards Update No. 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments" ("ASU 2016-13"), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with a forward-looking current expected credit loss ("CECL") methodology, which results in more timely recognition of credit losses. The Group has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. The cumulative effect from the adoption as of January 1, 2020 was immaterial to the consolidated financial statements.

(l) Inventories, net

Inventories, net, consisting of products available for sale, are valued at the lower of cost or market. Cost of inventories is determined using the weighted average cost method. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as historical trends of similar merchandise, inventory aging, historical and forecasted consumer demand and promotional environment.

(m) Investments

The Group’s investments include equity method investments and equity securities without readily determinable fair values.

The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities.

Equity securities without readily determinable fair values and over which the Group does not have significant influence are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to January 1, 2018, these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

(n) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Repairs and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included the consolidated statements of operations.

(o) Intangible assets, net

Intangible assets mainly consist of trademark, internally developed software and supplier relationship. Trademark is recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of 10 years.

For internally developed software, the Group expenses all internal-use software costs incurred in the preliminary project stage and capitalized direct costs associated with the development of internal-use software. This internally developed software mostly consisted of order management, customer management and retailing solution systems, which are amortized over 3 years on a straight-line basis.

Supplier relationship is generated from a business combination in 2017, representing the relationship that arose as a result of existing supply agreements with certain brand partners of the subsidiary. Supplier relationship is recorded at fair value, and amortized on a straight-line basis over the estimated useful life of 10 years.

(p) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisition of interests in a subsidiary. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired.

Prior to January 1, 2020, the Group performed a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, the Group compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the Group performs Step 2 and compares the implied fair value of goodwill with the carrying amount of that goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. Starting from January 1, 2020, the Group adopted ASU 2017-04, “Intangibles – Goodwill and Other (Topic 350): simplifying the test for goodwill impairment”, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss.

No impairment charge was recognized for each of the three years ended December 31, 2018, 2019 and 2020.

(q) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques and assumptions including future cash flows over the life of the asset being evaluated and discount rate. These assumptions require significant judgment and may differ from actual results. No impairment charge was recognized for any of the years ended December 31, 2018, 2019 and 2020.

(r) Revenue

In May 2014, the FASB issued an accounting standards update, “Revenue from Contracts with Customers”(Topic 606) (“ASC 606”) which changes the revenue recognition for companies that enter into contracts with customers to transfer goods or services. The standard is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner depicting the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Group adopted the standard on January 1, 2018 using a full retrospective approach.

The full retrospective method requires an entity to present financial statements for all periods as if the new revenue standard had been applied to all prior periods. With the adoption of ASC 606, the Group recognizes allowance for estimated sales returns on a gross basis rather than a net basis on the consolidated balance sheet. The Group records a right of return asset for products the Group expects to receive from customers within other current assets and a liability for refunds payable within accrued expenses and other current liabilities on the consolidated balance sheet.

The Group’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

The Group provides brand e-commerce solutions to its brand partners. And its revenues are derived principally from product sales and services.

Product Sales

The Group generates product sales revenues primarily through selling products purchased from brand partners and/or their authorized distributors to consumers under the distribution model. Under this model, the Group identified one performance obligation which is to sell goods selected and purchased from its brand partners and/or their authorized distributors directly to customers through online stores it operates. Revenue under the distribution model is recognized on a gross basis and presented as product sales on the consolidated statements of operations, because (i) the Group rather than the brand partner, is primarily responsible for fulfilling the promise to provide the specified good; (ii) the Group bears the physical and general inventory risk once the products are delivered to its warehouse; (iii) the Group has discretion in establishing price.

Product sales, net of discounts, return allowances, value added tax and related surcharges are recognized when customers accept the products upon delivery. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to customers. Return allowances, which reduce revenue, are estimated utilizing the most likely amount method based on historical data the Group has maintained and its analysis of returns by categories of products.

The majority of the Group’s customers make online payments through third-party payment platforms when they place orders on websites of the Group’s online stores. The funds will not be released to the Group by these third-party payment platforms until the customers accept the delivery of the products at which point the Group recognizes sales of products. A portion of the Group’s customers pay upon the receipt of products. The Group’s delivery service providers collect the payments from its customers for the Group. The Group records a receivable on the balance sheet with respect to cash held by third-party couriers.

The Group utilizes delivery service providers to deliver products to its consumers ("shipping activities") but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers but rather are activities to fulfill the Group’s promise to transfer the products and are recorded as fulfillment expenses.

Services

The Group acts as a service provider, under the consignment or service fee model, to facilitate its brand partners’ online sales of their branded products with the performance obligations to provide a variety of e-commerce services including IT solutions, online store operation, digital marketing, customer service and warehousing and fulfillment services, of which brand partners may elect to use all or some that best fit their needs. Each category of the services provided is considered as one performance obligation as they are distinct from each other. Most of the Group’s service contracts include multiple performance obligations as they include provision of a combination of various services based on the brand partner’s requirements. The Group charges its brand partners a combination of fixed fees and/or variable fees based on the value of merchandise sold, number of orders fulfilled or other variable factors. The transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines the stand-alone selling price based on the prices charged to comparable customers or expected cost plus margin.

Revenue generated from IT solutions such as one-time online store design and setup services is recognized when the services are rendered while revenue generated from other services are recognized over the service term. The Group applies the practical expedient to recognize the services except for one-time online store design and setup services in the amount to which the Group has a right to invoice on a monthly basis with a credit period of one month to four months.

The Group acts as the principal in its service provision but not in product sales of its brand partners, and therefore, only recognizes service fees as revenue in the consolidated statements of operations. All the costs that the Group incurs in the provision of services are classified as operating expenses on the consolidated statements of operations.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

The Group sometimes receives advance payments from consumers before the service is rendered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheet.

Practical Expedients and Exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Group recognizes revenue at the amount it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

(s) Cost of products

Cost of product consists of the purchase price of products and inbound shipping charges, as well as inventory write-downs. Shipping charges to receive products from the suppliers are included in the inventories, and recognized as cost of products upon sale of the products to the customers. Cost of products does not include other direct costs related to product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, etc. Therefore, the Group’s cost of products may not be comparable to other companies which include such expenses in their cost of products.

(t) Rebates

Rebates are provided by brand partners under the distribution model and determined based on the product purchase volume on a monthly, quarterly or annual basis. The Group accounts for the volume rebates as a reduction to the price it pays for the products subject to the rebate determination. Volume rebates are estimated based on the Group’s past experience and current forecasts and recognized as the Group makes progress towards the purchase threshold. Rebates are also provided as negotiated between the Group and its brand partners, which is recorded as reductions of cost of products in the consolidated statements of operations when the amounts are agreed by both parties.

(u) Fulfillment

Fulfillment costs primarily represent shipping and handling expenses, payment processing and related transaction costs, packaging material costs and costs incurred in outbound shipping, operating and staffing the Group’s fulfillment and customer service center, including costs attributable to buying, receiving, inspecting and warehousing inventories and picking, packaging and preparing customer orders for shipment.

(v) Sales and marketing

Sales and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials. Advertising costs are expensed as incurred.

Advertising and promotion costs are primarily related to the provision of marketing and promotion services to brand clients and consist of fees the Group pays to third party venders for advertising and promotion on various online and offline channels. Such costs were included as sales and marketing in the consolidated statements of operations and totaled RMB619,841, RMB869,977 and RMB1,142,347 for the years ended December 31, 2018, 2019 and 2020, respectively.

(w) Technology and content

Technology and content expenses consist primarily of technology infrastructure expenses, payroll and related expenses for employees in technology and system department, editorial content costs, as well as costs associated with the computers, storage and telecommunications infrastructure for internal use.

(x) General and administrative

General and administrative expenses consist of payroll related expenses for corporate employees, professional service fees and other corporate overhead costs.

(y) Other operating income (expense), net

Other operating income mainly consists of government subsidies and income derived from American Depositary Receipt (“ADR”) arrangements entered into between the Company and an ADR depositary bank (“DB”) in May 2015.

Government subsidies consist of cash subsidies received by the Company’s subsidiaries in the PRC from local governments. Subsidies received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Cash subsidies of RMB25,477, RMB25,761 and RMB40,089 were included in other operating income (expenses), net for the years ended December 31, 2018, 2019 and 2020, respectively. Subsidies received with performance obligations are recognized when all the obligations have been fulfilled.

According to the ADR arrangements, the Company has the right to receive series of reimbursements after the closing of initial public offering (“IPO”) over the five-year term as a return of using DB’s services. Total reimbursements are recognized over the contract term as other operating income. For the years ended December 31, 2018, 2019 and 2020, the Group recorded other operating income of RMB2,856, RMB3,231 and RMB1,804, respectively.

Other operating expense for the year ended December 31, 2019 mainly consists of an operating loss of RMB45,469 relating to an accidental fire that occurred at a third-party warehouse in Shanghai on October 29, 2019.

(z) Share-based compensation

The Company grants share options and restricted share units to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718 Compensation-Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

In determining the fair value of the restricted share units granted, the closing market price of the underlying shares on the grant date is applied.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

For modification of share-based awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards with any remaining unrecognized compensation expenses of the original awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

(aa) Income tax

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Group accounts for current income taxes on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

(ab) Operating leases as lessee

The operating leases of the Group include leases of offices and warehouses. Before January 1, 2019, the leases where substantially all the rewards and risks of ownership of the assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. From January 1, 2019, the Group adopted ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”) by using the modified retrospective method and did not restate the comparable periods. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

Under the new lease accounting standard, the Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. The Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. Lease expense is recorded on a straight-line basis over the lease term.

Upon the adoption, the Company recognized right-of-use assets of RMB462,391 and lease liabilities, including current and non-current, of RMB459,733 for operating leases as of January 1, 2019.

The land use right acquired in 2017 represents lease prepayments to the local government authorities which is separately presented in the consolidated balance sheets. The Company determines its land use right agreement contains an operating lease of land under the new lease accounting standard. This determination does not result in any changes to the accounting for land use right as the cost for the land use right was fully prepaid and no liabilities would be recorded. Land use right is carried at cost less accumulated amortization and impairment losses. Amortization has been provided on a straight-line basis over 44 years, the life of the land use right. The amortization expenses of the land use right were RMB1,026 for each of the three years ended December 31, 2020, respectively. As of December 31, 2020, the land use right has a remaining useful life of 41 years.

(ac) Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the periods presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income.

(ad) Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, which consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of stock options and vest of non-vested restricted share units (using the treasury stock method).

The loaned shares under the ADS lending agreement are excluded from both the basic and diluted earnings per share calculation unless default of the ADS lending arrangement occurs of which the Group considers the possibility is remote.

(ae) Redeemable non-controlling interests

Redeemable non-controlling interests (“RNCI”) represents interests of certain third parties that are not mandatorily redeemable but redeemable for cash at a fixed or determinable price or a fixed or determinable date, at the option of the holder or upon the occurrence of an event that is not solely within the control of the Company. These interests are classified in the “redeemable non-controlling interest” section of the consolidated balance sheet, outside of shareholders’ equity. RNCI are recorded at the greater of (i) the redemption amount if currently redeemable or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. Changes in the RNCI amount are recognized immediately as they occur.

(af) Recently issued accounting pronouncements

New Accounting Pronouncements Recently Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which introduces a new standard related to leases to increase transparency and comparability among organizations by requiring the recognition of right of use assets and lease liabilities on the balance sheet. The Group adopted the new lease standard beginning January 1, 2019 using the modified retrospective transition approach through a cumulative-effect adjustment in the period of adoption rather than retrospectively adjusting prior periods and the package of practical expedients. Adoption of the new standard resulted in a recognition of right of use assets and lease liabilities by RMB462,391 and RMB459,733 as of January 1, 2019, respectively.

In June 2016, the FASB issued ASU 2016-13, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the previously incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The Company adopted this new standard on January 1, 2020. The adoption of this ASU does not have any material impact on its consolidated financial statements. According to ASC 326-20-15-2, as of December 31, 2020, the accounts receivable net of allowance for credit losses is RMB2,188,977 which is measured at amortized cost and in the scope of current expected credit loss ("CECL") assessment. The expected credit loss rate for accounts receivable as of December 31, 2020 is 0.59%.

In January 2017, the FASB issued ASU 2017-04, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The Company adopted this new standard on January 1, 2020 and the adoption of this ASU does not have any material impact on the Group’s consolidated financial statements.

New Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to general principles in Income Taxes (Topic 740). It also clarifies and amends existing guidance to improve consistent application. The new standard is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company does not expect the adoption of this new standard to have any material impact on its consolidated financial statements.

In January 2020, the FASB issued ASU 2020-01 "Investments - Equity Securities (Topic 321), Investments - Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)", clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments in this ASU clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The amendments clarify that: (a) an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method; (b) an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted. The Company does not expect the adoption of this new standard to have any material impact on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06 " Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity's Own Equity (Subtopic 815-40) ". The amendments reduce the number of accounting models for convertible debt instruments and convertible preferred stock. For convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital, the embedded conversion features no longer are separated from the host contract. The amendments remove certain conditions that should be considered in the derivatives scope exception evaluation under Subtopic 815-40, Derivatives and Hedging-Contracts in Entity's Own Equity, and clarify the scope and certain requirements under Subtopic 815-40. The amendments also improve the guidance related to the disclosures and earnings-per-share (EPS) for convertible instruments and contract in entity's own equity. For public business entities, the amendments are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company does not expect the adoption of this new standard to have any material impact on its consolidated financial statements.